INVENTORIES	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 7:-	INVENTORIES

	December 31,
	2017	2016

Raw materials	$1,684	$1,257
Finished goods	6,213	5,978

	$7,897	$7,235

As of December 31, 2017 and 2016, the finished products line item above includes deferral of the cost of goods sold for which revenue was not yet recognized in the amount of approximately $ 901 and $ 512, respectively.